Third Quarter Report
November 30, 2022 (Unaudited)
Columbia Small Cap Value Fund II
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Small Cap Value Fund II, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.4%
Issuer	Shares	Value ($)
Communication Services 1.6%
Interactive Media & Services 0.6%
Ziff Davis, Inc.(a)	84,900	7,832,874
Media 1.0%
Nexstar Media Group, Inc., Class A	74,100	14,046,396
Total Communication Services		21,879,270
Consumer Discretionary 7.9%
Hotels, Restaurants & Leisure 2.8%
International Game Technology PLC	718,300	17,627,082
Light & Wonder, Inc.(a)	198,000	12,824,460
Red Rock Resorts, Inc., Class A	167,800	7,561,068
Total		38,012,610
Household Durables 0.5%
KB Home	231,161	7,256,144
Multiline Retail 0.9%
Macy’s, Inc.	517,600	12,163,600
Specialty Retail 2.5%
Genesco, Inc.(a)	142,050	7,415,010
Group 1 Automotive, Inc.	57,300	11,078,382
Hibbett, Inc.	139,100	9,272,406
Signet Jewelers Ltd.	111,100	7,221,500
Total		34,987,298
Textiles, Apparel & Luxury Goods 1.2%
Crocs, Inc.(a)	171,200	17,291,200
Total Consumer Discretionary		109,710,852
Consumer Staples 4.4%
Food & Staples Retailing 2.9%
BJ’s Wholesale Club Holdings, Inc.(a)	73,600	5,537,664
The Chefs’ Warehouse(a)	387,300	15,046,605
United Natural Foods, Inc.(a)	413,400	19,710,912
Total		40,295,181
Food Products 1.1%
TreeHouse Foods, Inc.(a)	318,000	15,718,740
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.4%
BellRing Brands, Inc.(a)	201,240	5,012,888
Total Consumer Staples		61,026,809
Energy 5.7%
Energy Equipment & Services 0.8%
Helmerich & Payne, Inc.	211,400	10,798,312
Oil, Gas & Consumable Fuels 4.9%
Antero Resources Corp.(a)	249,300	9,111,915
Chesapeake Energy Corp.	133,930	13,861,755
Civitas Resources, Inc.	203,100	13,680,816
Clean Energy Fuels Corp.(a)	1,307,200	8,836,672
Equitrans Midstream Corp.	1,049,200	8,802,788
Golar LNG Ltd.(a)	559,200	14,019,144
Total		68,313,090
Total Energy		79,111,402
Financials 25.8%
Banks 15.5%
Ameris Bancorp	367,200	19,417,536
Atlantic Union Bankshares Corp.	445,575	15,893,660
Bancorp, Inc. (The)(a)	578,900	17,349,633
Cathay General Bancorp	409,500	19,029,465
Community Bank System, Inc.	203,711	13,269,735
Hancock Whitney Corp.	361,200	19,808,208
Independent Bank Corp.	156,268	14,145,379
Independent Bank Group, Inc.	182,300	12,020,862
Pacific Premier Bancorp, Inc.	274,964	10,159,920
Popular, Inc.	167,000	12,194,340
Renasant Corp.	247,100	10,074,267
Sandy Spring Bancorp, Inc.	360,670	12,558,529
South State Corp.	71,800	6,307,630
Triumph Financial, Inc.(a)	124,755	7,455,359
UMB Financial Corp.	190,862	16,322,518
United Bankshares, Inc.	162,100	6,952,469
Total		212,959,510
2	Columbia Small Cap Value Fund II | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.1%
Focus Financial Partners, Inc., Class A(a)	345,000	13,165,200
Houlihan Lokey, Inc., Class A	180,300	17,732,505
Stifel Financial Corp.	188,600	12,117,550
Total		43,015,255
Consumer Finance 0.9%
SLM Corp.	698,805	12,201,135
Insurance 1.5%
AMERISAFE, Inc.	182,700	10,846,899
Argo Group International Holdings Ltd.	372,100	10,113,678
Total		20,960,577
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	211,600	6,864,304
Starwood Property Trust, Inc.	402,300	8,613,243
Total		15,477,547
Thrifts & Mortgage Finance 3.7%
Axos Financial, Inc.(a)	348,000	13,958,280
MGIC Investment Corp.	895,600	12,296,588
Radian Group, Inc.	513,380	10,046,847
WSFS Financial Corp.	299,800	14,543,298
Total		50,845,013
Total Financials		355,459,037
Health Care 7.2%
Biotechnology 2.3%
Agios Pharmaceuticals, Inc.(a)	133,200	4,014,648
Akero Therapeutics, Inc.(a)	78,800	3,664,200
Arcutis Biotherapeutics, Inc.(a)	210,467	3,626,346
Ideaya Biosciences, Inc.(a)	225,500	4,031,940
Insmed, Inc.(a)	153,100	2,830,819
IVERIC bio, Inc.(a)	173,800	4,105,156
Sage Therapeutics, Inc.(a)	136,300	5,593,752
Syndax Pharmaceuticals, Inc.(a)	175,400	4,202,584
Total		32,069,445
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.0%
Haemonetics Corp.(a)	192,900	16,456,299
Integer Holdings Corp.(a)	4,143	307,908
Merit Medical Systems, Inc.(a)	265,400	19,108,800
Varex Imaging Corp.(a)	221,900	4,713,156
Total		40,586,163
Health Care Providers & Services 0.9%
AdaptHealth Corp.(a)	571,600	12,752,396
Pharmaceuticals 1.0%
Amylyx Pharmaceuticals, Inc.(a)	87,000	3,338,190
Prestige Consumer Healthcare, Inc.(a)	168,300	10,343,718
Total		13,681,908
Total Health Care		99,089,912
Industrials 17.4%
Aerospace & Defense 2.0%
Moog, Inc., Class A	161,565	14,061,002
Parsons Corp.(a)	265,800	13,157,100
Total		27,218,102
Commercial Services & Supplies 1.1%
ABM Industries, Inc.	319,900	15,092,882
Construction & Engineering 2.5%
API Group Corp.(a)	858,000	16,490,760
EMCOR Group, Inc.	117,469	18,195,948
Total		34,686,708
Electrical Equipment 0.9%
Bloom Energy Corp., Class A(a)	566,900	12,069,301
Machinery 0.8%
Evoqua Water Technologies Corp.(a)	244,600	10,637,654
Professional Services 3.6%
ICF International, Inc.	137,500	14,900,875
KBR, Inc.	275,300	14,224,751
Kforce, Inc.	110,400	6,521,328
Science Applications International Corp.	133,100	14,655,641
Total		50,302,595

Columbia Small Cap Value Fund II | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.6%
ArcBest Corp.	168,524	13,948,731
Heartland Express, Inc.	472,200	7,904,628
Total		21,853,359
Trading Companies & Distributors 4.9%
Beacon Roofing Supply, Inc.(a)	222,096	12,968,186
Core & Main, Inc., Class A(a)	510,500	10,618,400
Herc Holdings Inc	110,100	14,111,517
Triton International Ltd.	260,841	17,598,942
Univar, Inc.(a)	396,500	13,136,045
Total		68,433,090
Total Industrials		240,293,691
Information Technology 5.7%
Communications Equipment 0.8%
Extreme Networks, Inc.(a)	554,800	11,634,156
Electronic Equipment, Instruments & Components 0.6%
Vishay Intertechnology, Inc.	340,700	7,849,728
IT Services 1.3%
ExlService Holdings, Inc.(a)	92,400	17,297,280
Semiconductors & Semiconductor Equipment 3.0%
Amkor Technology, Inc.	156,300	4,379,526
Diodes, Inc.(a)	142,628	13,154,581
Rambus, Inc.(a)	245,500	9,422,290
Ultra Clean Holdings, Inc.(a)	407,500	14,519,225
Total		41,475,622
Total Information Technology		78,256,786
Materials 6.2%
Chemicals 3.2%
Ashland, Inc.	148,800	16,646,256
Cabot Corp.	197,300	14,525,226
HB Fuller Co.	158,245	12,708,656
Total		43,880,138
Containers & Packaging 1.3%
O-I Glass, Inc.(a)	1,082,300	17,760,543
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.7%
ATI, Inc.(a)	356,100	10,864,611
Materion Corp.	168,300	13,558,248
Total		24,422,859
Total Materials		86,063,540
Real Estate 6.5%
Equity Real Estate Investment Trusts (REITS) 6.5%
American Assets Trust, Inc.	424,620	12,437,120
Apple Hospitality REIT, Inc.	423,900	7,231,734
First Industrial Realty Trust, Inc.	184,900	9,346,695
Kite Realty Group Trust	744,000	16,963,200
NetSTREIT Corp.	168,700	3,294,711
Rayonier, Inc.	294,400	10,563,072
Ryman Hospitality Properties, Inc.	145,200	13,290,156
Tanger Factory Outlet Centers, Inc.	825,100	16,048,195
Total		89,174,883
Total Real Estate		89,174,883
Utilities 6.0%
Electric Utilities 1.2%
Portland General Electric Co.	336,257	16,553,932
Gas Utilities 2.7%
New Jersey Resources Corp.	394,200	19,611,450
ONE Gas, Inc.	207,600	18,050,820
Total		37,662,270
Independent Power and Renewable Electricity Producers 2.1%
Clearway Energy, Inc., Class C	407,800	14,452,432
Sunnova Energy International, Inc.(a)	605,300	13,818,999
Total		28,271,431
Total Utilities		82,487,633
Total Common Stocks (Cost $910,624,157)		1,302,553,815

Exchange-Traded Equity Funds 2.9%
	Shares	Value ($)
Sector 1.8%
SPDR S&P Biotech ETF(a)	293,300	24,525,746

4	Columbia Small Cap Value Fund II | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2022 (Unaudited)
Exchange-Traded Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.1%
iShares Russell 2000 Value ETF	101,501	15,168,310
Total Exchange-Traded Equity Funds (Cost $39,826,022)		39,694,056

Money Market Funds 2.6%

Columbia Short-Term Cash Fund, 3.989%(b),(c)	36,446,896	36,432,317
Total Money Market Funds (Cost $36,424,812)		36,432,317
Total Investments in Securities (Cost: $986,874,991)		1,378,680,188
Other Assets & Liabilities, Net		872,990
Net Assets		1,379,553,178
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	61,955,773	408,053,401	(433,585,125)	8,268	36,432,317	(2,524)	596,490	36,446,896
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund II | Third Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT230_02_N01_(01/23)